RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related Party Balances And Transactions
	December 31,
	2014	2013

	US Dollars in thousands

Trade accounts receivable	74	26
Trade accounts payable	32	-

	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Cost of revenues (*)	-	3,402	3,287
Selling, general and administrative expenses	302	52	-

(*)	The Company's purchases from such supplier accounted for 23.1% and 24.5% of its raw material costs in 2013 and 2012, respectively.